SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], Peruvian government [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Mar. 31, 2015 Item
Subsequent Event [Member] | Peruvian government [Member]
Subsequent Event [Line Items]
Number of projects awarded	3
Projects cost	$ 285,000
Period of project	11 years